UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         May 8, 2008
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        97
Form 13F Information Table Value Total:        $281,356


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     4390    55463 SH       SOLE                    55463
AT&T Inc.                      COM              00206R102      676    17663 SH       SOLE                    17663
Abbott Laboratories            COM              002824100     2580    46790 SH       SOLE                    46790
Air Products & Chemicals Inc.  COM              009158106      320     3480 SH       SOLE                     3480
America Movil S.A.B. de C.V. ( COM              02364w105      259     4060 SH       SOLE                     4060
American Express Company       COM              025816109     4455   101905 SH       SOLE                   101905
American International Group,  COM              026874107     5949   137543 SH       SOLE                   137543
Ameriprise Financial, Inc.     COM              03076C106      695    13411 SH       SOLE                    13411
Amgen Inc.                     COM              031162100      467    11180 SH       SOLE                    11180
Anheuser-Busch Cos.            COM              035229103     7819   164785 SH       SOLE                   164785
Apache Corporation             COM              037411105     3727    30844 SH       SOLE                    30844
Apple Inc.                     COM              037833100     1047     7295 SH       SOLE                     7295
Automatic Data Processing, Inc COM              053015103      273     6450 SH       SOLE                     6450
BHP Billiton Ltd. ADR          COM              088606108     3015    45783 SH       SOLE                    45783
BP plc ADR                     COM              055622104     1801    29688 SH       SOLE                    29688
Baker Hughes, Inc.             COM              057224107      836    12200 SH       SOLE                    12200
Bank of America Corp.          COM              060505104     2777    73244 SH       SOLE                    73244
Bed Bath & Beyond, Inc.        COM              075896100     4862   164830 SH       SOLE                   164830
Berkshire Hathaway, Inc. Cl. A COM              084670108    14941      112 SH       SOLE                      112
Berkshire Hathaway, Inc. Cl. B COM              084670207    22333     4993 SH       SOLE                     4993
Bristol-Myers Squibb Co.       COM              110122108      694    32590 SH       SOLE                    32590
Buckeye Partners, L.P.         COM              118230101     4173    90530 SH       SOLE                    90530
Burlington Northern Santa Fe C COM              12189T104     4371    47395 SH       SOLE                    47395
CME Group Inc.                 COM              12572Q105      464      990 SH       SOLE                      990
Canadian Natural Resources Ltd COM              136385101     5363    78570 SH       SOLE                    78570
Canadian Oil Sands Trust       COM              13642L100     9435   233255 SH       SOLE                   233255
Caterpillar, Inc.              COM              149123101     1279    16335 SH       SOLE                    16335
Cedar Fair Limited Partnership COM              150185106     4790   206039 SH       SOLE                   206039
Chevron Corp.                  COM              166764100     2125    24895 SH       SOLE                    24895
Cisco Systems Inc.             COM              17275R102      624    25900 SH       SOLE                    25900
Coca-Cola Company              COM              191216100     2066    33941 SH       SOLE                    33941
Colgate Palmolive Co.          COM              194162103      422     5417 SH       SOLE                     5417
Comcast Corp. Cl. A            COM              20030N101     2342   121105 SH       SOLE                   121105
ConocoPhillips                 COM              20825C104     6709    88039 SH       SOLE                    88039
Devon Energy Corporation       COM              25179M103     4466    42808 SH       SOLE                    42808
Diageo PLC Spon ADR New        COM              25243Q205      228     2800 SH       SOLE                     2800
Disney (Walt) Co.              COM              254687106     1260    40155 SH       SOLE                    40155
Dover Corporation              COM              260003108     1840    44033 SH       SOLE                    44033
Eli Lilly & Company            COM              532457108      415     8040 SH       SOLE                     8040
Equifax, Inc.                  COM              294429105      272     7900 SH       SOLE                     7900
Expeditor's International      COM              302130109      467    10345 SH       SOLE                    10345
Exxon Mobil Corporation        COM              30231G102     7053    83388 SH       SOLE                    83388
Fedex Corp.                    COM              31428X106      479     5170 SH       SOLE                     5170
General Electric Co.           COM              369604103    12169   328797 SH       SOLE                   328797
Genzyme Corp.                  COM              372917104      298     4000 SH       SOLE                     4000
Healthcare Select Sector SPDR  COM              81369Y209      284     9100 SH       SOLE                     9100
Home Depot, Inc.               COM              437076102     1037    37080 SH       SOLE                    37080
IBM Corporation                COM              459200101     1615    14024 SH       SOLE                    14024
Illinois Tool Works Inc.       COM              452308109      294     6088 SH       SOLE                     6088
Intel Corporation              COM              458140100      244    11500 SH       SOLE                    11500
Jacobs Engineering Group, Inc. COM              469814107      858    11655 SH       SOLE                    11655
Johnson & Johnson              COM              478160104     9983   153899 SH       SOLE                   153899
Kinder Morgan Energy Partners, COM              494550106      355     6500 SH       SOLE                     6500
Kraft Foods, Inc.              COM              50075N104     7188   231792 SH       SOLE                   231792
Laboratory Corp. of America Ho COM              50540r409     4812    65315 SH       SOLE                    65315
Leucadia National Corp.        COM              527288104     2189    48400 SH       SOLE                    48400
Loews Corp.                    COM              540424108      362     9000 SH       SOLE                     9000
M & T Bank Corp.               COM              55261F104     1445    17950 SH       SOLE                    17950
MSCI EAFE Index Fund           COM              464287465      964    13402 SH       SOLE                    13402
McCormick & Co., Inc. Non-Voti COM              579780206      296     8000 SH       SOLE                     8000
McDonald's Corporation         COM              580135101      756    13550 SH       SOLE                    13550
McGraw Hill Companies          COM              580645109      551    14900 SH       SOLE                    14900
Medtronic Inc.                 COM              585055106      921    19045 SH       SOLE                    19045
Microsoft Corporation          COM              594918104     3636   128109 SH       SOLE                   128109
Mohawk Industries Inc.         COM              608190104     4671    65230 SH       SOLE                    65230
Nokia Corp.                    COM              654902204      216     6800 SH       SOLE                     6800
Pepsico, Inc.                  COM              713448108     3209    44451 SH       SOLE                    44451
Pfizer Inc.                    COM              717081103     1079    51549 SH       SOLE                    51549
Praxair Inc.                   COM              74005P104     1173    13925 SH       SOLE                    13925
Procter & Gamble Company       COM              742718109     7552   107784 SH       SOLE                   107784
Progressive Corporation        COM              743315103      841    52332 SH       SOLE                    52332
Rayonier, Inc.                 COM              754907103     8003   184238 SH       SOLE                   184238
Research In Motion             COM              760975102      505     4500 SH       SOLE                     4500
Royal Dutch Shell PLC ADR      COM              780259206     1042    15100 SH       SOLE                    15100
S&P Depository Receipts        COM              78462F103     9339    70763 SH       SOLE                    70763
Schlumberger Ltd.              COM              806857108    11188   128593 SH       SOLE                   128593
State Street Corp.             COM              857477103      350     4432 SH       SOLE                     4432
Stryker Corporation            COM              863667101      228     3500 SH       SOLE                     3500
Technology Select Sector SPDR  COM              81369Y803      213     9500 SH       SOLE                     9500
Telefonos de Mexico            COM              879403780      714    19000 SH       SOLE                    19000
Toronto Dominion Bank          COM              891160509      200     3260 SH       SOLE                     3260
Tyco Int'l. Ltd.               COM              G9143X208      258     5860 SH       SOLE                     5860
US Bancorp                     COM              902973304     6250   193140 SH       SOLE                   193140
USG Corp.                      COM              903293405     6245   169600 SH       SOLE                   169600
United Technologies            COM              913017109     1229    17855 SH       SOLE                    17855
Unitedhealth Group. Inc.       COM              91324P102      208     6044 SH       SOLE                     6044
Vanguard European ETF          COM              922042874      255     3700 SH       SOLE                     3700
Vanguard Growth ETF            COM              922908736     1760    30380 SH       SOLE                    30380
Vanguard Total Stock Market ET COM              922908769      799     6100 SH       SOLE                     6100
Wal-Mart Stores, Inc.          COM              931142103      651    12350 SH       SOLE                    12350
Walgreen                       COM              931422109     7235   189935 SH       SOLE                   189935
Washington Post ""B""          COM              939640108      273      413 SH       SOLE                      413
Wells Fargo & Company          COM              949746101     8232   282896 SH       SOLE                   282896
Whole Foods Mkt. Inc.          COM              966837106      233     7060 SH       SOLE                     7060
Wyeth                          COM              983024100      910    21789 SH       SOLE                    21789
Zimmer Holdings, Inc.          COM              98956P102     1254    16110 SH       SOLE                    16110
streetTRACKS Gold Shares       COM              863307104      226     2500 SH       SOLE                     2500